Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade Accounts Payable [line items]
Unbilled services received	S/ 132,513	S/ 924,025
Invoices payable	1,250,586	350,559
Notes payable	69,947	2,033
Trade accounts payable	S/ 1,453,046	S/ 1,276,617